Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	SFr 2,926	SFr 3,376
Right-of-use assets	3,235	3,508
Intangible asset	50,416	50,416
Long-term financial assets	415	361
Total non-current assets	56,992	57,661
Current assets
Prepaid expenses	3,864	6,437
Accrued income	402	246
Other current receivables	1,153	622
Accounts receivable	0	14,800
Short-term financial assets	123,560	24,554
Cash and cash equivalents	51,564	78,494
Total current assets	180,543	125,153
Total assets	237,535	182,814
Shareholders' equity
Share capital	2,212	2,089
Share premium	476,074	474,907
Treasury shares	(218)	(105)
Currency translation differences	(35)	(51)
Accumulated losses	(354,608)	(316,197)
Total shareholders' equity	123,425	160,643
Non-current liabilities
Long-term deferred contract revenue	5,170
Long-term lease liabilities	2,542	2,825
Net employee defined benefit liabilities	5,868	5,770
Total non-current liabilities	13,580	8,595
Current liabilities
Trade and other payables	1,435	1,679
Accrued expenses	11,895	11,087
Short-term deferred income	45	138
Short-term deferred contract revenue	86,468
Short-term lease liabilities	687	672
Total current liabilities	100,530	13,576
Total liabilities	114,110	22,171
Total shareholders' equity and liabilities	SFr 237,535	SFr 182,814